Stockholders’ Equity	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Shares Authorized

The Company has 105,000,000 shares authorized which consists of 100,000,000 shares of common stock and 5,000,000 shares of preferred stock.

Sale of Common Stock and Warrants

June 2024 Offering and Concurrent Private Placement

On June 4, 2024, the Company entered into a securities purchase agreement (the “June 2024 Purchase Agreement”) with certain institutional investors (the “June 2024 Investors”), pursuant to which the Company agreed to sell to such investors 883,395 shares (the “June 2024 Shares”) of common stock of the Company (the “Common Stock”) at a purchase price of $2.18 per share of Common Stock, and pre-funded warrants (the “June 2024 Pre-Funded Warrants”) to purchase up to 34,037 shares of Common Stock of the Company (the “Pre-Funded Warrant Shares”), having an exercise price of $0.0001 per share, and a purchase price of $2.1799 per Pre-Funded Warrant (the “June 2024 Offering”). The shares of Common Stock and Pre-Funded Warrants (and shares of common stock underlying the Pre-Funded Warrants) were offered by the Company pursuant to its shelf registration statement on Form S-3 (File No. 333-276658), which was declared effective by the Securities and Exchange Commission (“SEC”) on January 30, 2024.

Concurrently with the sale of the June 2024 Shares and/or the Pre-Funded Warrants, pursuant to the June 2024 Purchase Agreement in a private placement, for each June 2024 Share and/or Pre-Funded Warrant purchased by the June 2024 investors, such investors received from the Company an unregistered warrant (the “June 2024 Common Warrant”) to purchase one share of Common Stock for each June 2024 Share and/or Pre-Funded Warrant purchased (the “June 2024 Common Warrant Shares”). Accordingly, the Company issued an aggregate of 917,432 June 2024 Common Warrants to the June 2024 Investors. The June 2024 Common Warrants have an exercise price of $2.06 per share and are exercisable immediately upon issuance for a five-year period.

On April 23, 2024, the Company entered into an engagement agreement with H.C. Wainwright & Co., LLC, as exclusive placement agent (the “Placement Agent”), pursuant to which the Placement Agent agreed to act as placement agent on a reasonable “best efforts” basis in connection with the June 2024 Offering. The Company agreed to pay the Placement Agent an aggregate cash fee equal to 7.5% of the gross proceeds from the sale of securities in the June 2024 Offering and a management fee equal to 1.0% of the gross proceeds raised in the June 2024 Offering. The Company also agreed to issue the Placement Agent (or its designees) a warrant (the “June 2024 Placement Agent Warrant”) to purchase up to 7.5% of the aggregate number of shares of Common Stock and/or Pre-Funded Warrants sold in the June 2024 Offering, In connection with the June 2024 Purchase Agreement, the Company paid the Placement Agent a cash fee and management fee of $170,000 and the Placement Agent received the June 2024 Placement Agent Warrants to purchase up to 68,807 shares of Common Stock (“June 2024 Placement Agent Warrant Shares”), at an exercise price equal to 125.0% of the offering price per June 2024 Share, or $2.725 per share. The June 2024 Placement Agent Warrants are exercisable immediately upon issuance for a period of five years following the commencement of the sales pursuant to the Offering. In addition, the Company paid the Placement Agent $25,000 for non-accountable expenses, $50,000 for legal expenses and other out-of-pocket expenses and $15,950 for clearing fees.

The closing of the sales of these securities under the June 2024 Purchase Agreement took place on June 6, 2024. The public offering price for each June 2024 Shares was $2.18 for aggregate gross proceeds of $1,925,801, and public offering price for the Pre-Funded Warrants was $2.1799 for each Pre-Funded Warrant for aggregate gross proceeds of $74,201. In connection with this Offering, the Company raised aggregate gross proceeds of $1,999,999 and received net proceeds of $1,673,216, net of Placement Agent fees and offering costs of $260,950 and legal fees of $65,833. The Company is using the net proceeds from the June 2024 Offering for working capital and other general corporate purposes.

The per share exercise price for the Pre-Funded Warrants was $0.0001 and the Pre-Funded Warrants were exercisable immediately. The June 2024 Investors immediately exercised the 34,037 Pre-Funded Warrants and the June 2024 Investors received 34,037 shares of Common Stock for cash proceeds of $3. The Pre-Funded Warrants are not and will not be listed for trading on any national securities exchange or other nationally recognized trading system.

The June 2024 Common Warrants and the June 2024 Common Warrant Shares were sold without registration under the Securities Act of 1933 (the “Securities Act”) in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as transactions not involving a public offering and Rule 506 promulgated under the Securities Act as sales to accredited investors, and in reliance on similar exemptions under applicable state laws.

Pursuant to the terms of the June 2024 Purchase Agreement and subject to certain exceptions as set forth in the June 2024 Purchase Agreement, from the date of the June 2024 Purchase Agreement until fifteen (15) days after the Closing Date, neither the Company nor any Subsidiary shall issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or Common Stock Equivalents. In addition, until one year from the Closing Date, the Company is prohibited from entering into a Variable Rate Transaction (as defined in the June 2024 Purchase Agreement), subject to certain limited exceptions.

The Company agreed to file a registration statement on Form S-3 (or other appropriate form if the Company is not then S-3 eligible) providing for the resale of the Common Warrant Shares (the “June 2024 Resale Registration Statement”) within 45 calendar days of the date of the June 2024 Purchase Agreement (the “Filing Date”), and to use commercially reasonable efforts to cause the June 2024 Resale Registration Statement to be declared effective by the SEC within 60 calendar days following the date of the Filing Date and to keep the June 2024 Resale Registration Statement effective at all times until the Holders no longer own any June 2024 Common Warrants or June 2024 Common Warrant Shares. On July 25, 2024, the Company filed an S-1 registration statement related to the June 2024 Common Warrant Shares and June 2024 Placement Agent Warrant Shares, which was declared effective on July 30, 2024.

July 2024 Offering and Concurrent Private Placement

On July 18, 2024, the Company entered into a securities purchase agreement (the “July 2024 Purchase Agreement”) with certain institutional investors (“July 2024 Investors”), pursuant to which the Company agreed to sell to such investors 763,638 shares (the “July 2024 Shares”) of common stock of the Company (the “Common Stock”), at a purchase price of $2.75 per share of Common Stock (the “July 2024 Offering”). The shares of Common Stock were offered by the Company pursuant to its shelf registration statement on Form S-3 (File No. 333-276658), which was declared effective by the SEC on January 30, 2024.

Concurrently with the sale of Common Stock, pursuant to the July 2024 Purchase Agreement in a private placement, for each share of Common Stock purchased by the July 2024 Investors, such July 2024 Investors received from the Company an unregistered warrant (the “July 2024 Common Warrants”) to purchase one share of common stock for each July 2024 Share purchased for an aggregate of 763,638 shares (the “July 2024 Common Warrant Shares”). The July 2024 Common Warrants have an exercise price of $2.75 per share and are exercisable immediately upon issuance for a five-year period.

The closing of the sales of these securities under the July 2024 Purchase Agreement took place on July 22, 2024. The gross proceeds from the July 2024 Offering were $2,100,005, prior to deducting placement agent’s fees and other offering expenses payable by the Company, and the Company received net proceeds of $1,741,522, net of placement agent’s fees and offering costs of $269,450 and legal fees and other fees of $89,033. The Company is using the net proceeds from the July 2024 Offering for working capital and other general corporate purposes.

In connection with the April 23, 2024 engagement agreement with the Placement Agent discussed above, in connection with the July 2024 Purchase Agreement, the Placement Agent received warrants to purchase up to 57,273 shares of Common Stock (“July 2024 Placement Agent Warrant Shares”), at an exercise price equal to 125.0% of the offering price per July Share of Common Stock, or $3.4375 per share (the “July 2024 Placement Agent Warrant”).

The July 2024 Common Warrants were sold without registration under the Securities Act in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as transactions not involving a public offering and Rule 506 promulgated under the Securities Act as sales to accredited investors, and in reliance on similar exemptions under applicable state laws.

The July 2024 Placement Agent Warrants are exercisable immediately upon issuance for a period of five years following the commencement of the sales pursuant to the July 2024 Offering. In addition, the Company paid the July 2024 Placement Agent $25,000 for non-accountable expenses, $50,000 for legal expenses and other out-of-pocket expenses and $15,950 for clearing fees.

Pursuant to the terms of the July 2024 Purchase Agreement and subject to certain exceptions as set forth in the July 2024 Purchase Agreement, from the date of the July 2024 Purchase Agreement until fifteen days after the Closing Date, neither the Company nor any Subsidiary shall issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or Common Stock Equivalents. In addition, until one year from the Closing Date, the Company is prohibited from entering into a Variable Rate Transaction (as defined in the July 2024 Purchase Agreement), subject to certain limited exceptions.

Each of our executive officers and directors have agreed, subject to certain exceptions, not to dispose of or hedge any shares of Common Stock or securities convertible into or exchangeable for shares of Common Stock during the period from the date of the lock-up agreement continuing through the fifteen (15) days after the closing of the July 2024 Offering.

The Company agreed to file a registration statement on Form S-3 (or other appropriate form if the Company is not then S-3 eligible) providing for the resale of the Common Warrant Shares (the “July 2024 Resale Registration Statement”) within 45 calendar days of the date of the July 2024 Purchase Agreement (the “July 2024 Filing Date”), and to use commercially reasonable efforts to cause the July 2024 Resale Registration Statement to be declared effective by the SEC within 75 calendar days following the date of the Filing Date and to keep the July 2024 Resale Registration Statement effective at all times until the Holders no longer own any July 2024 Common Warrants or July 2024 Common Warrant Shares. On August 21, 2024, the Company filed an S-1 registration statement related to the July 2024 Common Warrant Shares and July 2024 Placement Agent Warrant Shares, which was declared effective on September 3, 2024.

May 2025 Public Offering

On May 16, 2025, the Company completed a public offering (the “May 2025 Offering”) of (i) 2,723,336 shares (the “May 2025 Common Shares”) of Common Stock; (ii) prefunded warrants (the “May 2025 Prefunded Warrants”) to purchase 610,002 shares of Common Stock of the Company (the “May 2025 Prefunded Warrant Shares”); (iii) Series A-1 warrants (the “May 2025 Series A-1 Common Warrants”) to purchase 3,333,338 shares of Common Stock of the Company (the “May 2025 Series A-1 Common Warrant Shares”) and (iv) Series A-2 warrants (the “May 2025 Series A-2 Common Warrants,” together with the Series A-1 Warrants, the “May 2025 Common Warrants”) to purchase 3,333,338 shares of Common Stock of the Company (the “May 2025 Series A-2 Common Warrant Shares,” together with the Series A-1 Common Warrants Shares, the “May 2025 Common Warrant Shares”). The offering price of each May 2025 Common Share and accompanying May 2025 Series A-1 Common Warrant and May 2025 Series A-2 Common Warrant was $0.60, and the offering price of each May 2025 Prefunded Warrant and accompanying May 2025 Series A-1 Common Warrant and May 2025 Series A-2 Common Warrant was $0.5999.  The May 2025 Common Shares, May 2025 Prefunded Warrants, May 2025 Prefunded Warrant Shares, May 2025 Common Warrants and May 2025 Common Warrant Shares are collectively referred to herein as the “May 2025 Securities.”

Each May 2025 Common Warrant has an exercise price of $0.60 per share. The May 2025 Common Warrants are exercisable upon issuance (the “May 2025 Initial Exercise Date”). The May 2025 Series A-1 Common Warrants will expire five (5) years following the May 2025 Initial Exercise Date. The May Series A-2 Common Warrants will expire eighteen (18) months following the May 2025 Initial Exercise Date. A holder may not exercise any portion of the May 2025 Common Warrants to the extent the Purchaser would own more than 4.99% of the outstanding Common Stock immediately after exercise. A holder may increase or decrease this percentage with respect to either the May 2025 Series A-1 Common Warrants or the May 2025 Series A-2 Common Warrants to a percentage not in excess of 9.99%, except that any such increase shall require at least 61 days’ prior notice to the Company.

The May 2025 Prefunded Warrants are immediately exercisable and may be exercised at a nominal exercise price of $0.0001 per share of Common Stock at any time until all of the May 2025 Prefunded Warrants are exercised in full. A holder may not exercise any portion of the May 2025 Common Warrants to the extent the Purchaser would own more than 4.99% of the outstanding Common Stock immediately after exercise. A holder may increase or decrease this percentage with respect to May 2025 Prefunded Warrants to a percentage not in excess of 9.99%, except that any such increase shall require at least 61 days’ prior notice to the Company.

As compensation to H.C. Wainwright & Co., LLC as the exclusive placement agent in connection with the May 2025 Offering (the “Placement Agent”), the Company paid the Placement Agent a cash fee of 7.5% of the aggregate gross proceeds raised in the May 2025 Offering, plus a management fee equal to 1.0% of the gross proceeds raised in the May 2025 Offering and an aggregate of $120,000 for reimbursement of certain expenses and legal fees. These fees and expenses were considered as offering costs directly related to the May 2025 Offering and were recorded as a reduction to additional paid-in capital. The Company also issued warrants to designees of the Placement Agent (the “May 2025 Placement Agent Warrants”) to purchase up to 250,000 shares of Common Stock (the “May 2025 Placement Agent Warrant Shares”). The May 2025 Placement Agent Warrants have substantially the same terms as the May 2025 Series A-1 Common Warrants, except that the May 2025 Placement Agent Warrants have an exercise price equal to $0.75 per share.

In connection with the issuance of the May 2025 Placement Agent Warrants, the Company calculated the fair value of such warrants using the Black-Scholes option-pricing model, and the Company determined that the aggregate total fair value of the placement agent warrants amounted to $117,320 which were considered offering costs and were netted against the net proceeds received pursuant to the May 2025 Offering under the guidance of ASU 2021-04.

In connection with the May 2025 Offering, the Company entered into a Securities Purchase Agreement (the “May 2025 Purchase Agreement”) with an institutional investor (the “May 2025 Purchaser”) on May 15, 2025. The May 2025 Purchase Agreement contained customary representations and warranties and agreements of the Company and the Purchaser and customary indemnification rights and obligations of the parties.

Pursuant to the terms of the May 2025 Purchase Agreement, the Company has agreed for a period of 60-days from the date of the Purchase Agreement, subject to certain exceptions, not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or Common Stock Equivalents (as defined in the May 2025 Purchase Agreement), or file any registration statement. In addition, from the date of the May 2025 Purchase Agreement until the one year anniversary of the closing date of the May 2025 Offering, the Company is prohibited from effecting or entering into an agreement to effect any issuance of Common Stock or Common Stock Equivalents (as defined in the Purchase Agreement) involving a Variable Rate Transaction (as defined in the Purchase Agreement), subject to an exception.

The May 2025 Securities, the May 2025 Placement Agent Warrants and the May 2025 Placement Agent Warrant Shares were offered pursuant to the Registration Statement on Form S-1 (File No. 333-286777), as amended, which was declared effective by the Securities and Exchange Commission on May 15, 2025.

The closing of the sales of these securities under the May 2025 Purchase Agreement took place on May 16, 2025. The public offering price for each May 2025 Shares was $0.60 for aggregate gross proceeds of $1,634,002, and public offering price for the Pre-Funded Warrants was $0.5999 for each Pre-Funded Warrant for aggregate gross proceeds of $365,940. In connection with this Offering, the Company raised aggregate gross proceeds of $1,999,942 of which $365,940 was attributable to the pre-funded warrants. The Company received net proceeds of $1,227,957 attributable to the sale of common stock, net of Placement Agent fees and offering costs of $290,000 and legal fees and other fees of $116,045. The Company is using the net proceeds from the May 2025 Offering for working capital and other general corporate purposes.

On May 19, 2025, the May 2025 Purchasers exercised the 610,002 May 2025 Pre-Funded Warrants and the May 2025 Investors received 610,002 shares of Common Stock for cash proceeds of $61. The May 2025 Pre-Funded Warrants are not and will not be listed for trading on any national securities exchange or other nationally recognized trading system.

On June 6, 2025, certain of the May 2025 Purchasers exercised 833,334 May 2025 Series A-2 Warrants and such May 2025 Investors received an aggregate of 833,334 shares of Common Stock for cash proceeds of $500,000. The May 2025 Series A-1 Warrants and May 2025 Series A-2 Warrants are not and will not be listed for trading on any national securities exchange or other nationally recognized trading system.

During August and September 2025, certain of the May 2025 Investors exercised the 916,668 Series A-1 Warrants and 143,334 Series A-2 Warrants and the May 2025 Investors received a total of 1,060,002 shares of Common Stock for net cash proceeds of $634,922.

October 2025 Registered Direct Offering with Concurrent Private Placement

On September 29, 2025, the Company entered into a securities purchase agreement (the “September 2025 Purchase Agreement”) with certain institutional investors, pursuant to which the Company agreed to sell to such investors 2,857,143 shares (the “October 2025 Shares”) of common stock, par value $0.0001 per share of the Company (the “Common Stock”) at a purchase price of $0.875 per share (the “October 2025 Offering”). The October 2025 Shares were offered by the Company pursuant to its shelf registration statement on Form S-3 (File No. 333-276658), which was declared effective by the Securities and Exchange Commission on January 30, 2024 and a related base prospectus and prospectus supplements thereunder.

Concurrently with the sale of the October 2025 Shares pursuant to the September 2025 Purchase Agreement in a private placement, for each October 2025 Share purchased by the investors, such investors received from the Company an unregistered warrant (the “October 2025 Warrants”) to purchase one share of Common Stock for each October 2025 Share purchased (the “October 2025 Warrant Shares”). The October 2025 Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and will expire five years from the effective date of a registration statement registering for resale the underlying October 2025 Warrant Shares.

The closing of the sales of these securities under the September 2025 Purchase Agreement took place on October 1, 2025.

The gross proceeds from the October 2025 Offering were $2,500,000, prior to deducting placement agent’s fees and other offering expenses payable by the Company. The Company intends to use the net proceeds from the October 2025 Offering for working capital and other general corporate purposes. The Company received net proceeds of $2,131,339, net of Placement agent fees and offering costs of $303,450 and legal and other fees of $65,211.

The October 2025 Warrants and the October 2025 Warrant Shares were sold without registration under the Securities Act of 1933 (the “Securities Act”) in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as transactions not involving a public offering and Rule 506 promulgated under the Securities Act as sales to accredited investors, and in reliance on similar exemptions under applicable state laws.

The representations, warranties and covenants contained in the September 2025 Purchase Agreement were made solely for the benefit of the parties to the September 2025 Purchase Agreement. In addition, such representations, warranties and covenants (i) are intended as a way of allocating the risk between the parties to the September 2025 Purchase Agreement and not as statements of fact, and (ii) may apply standards of materiality in a way that is different from what may be viewed as material by stockholders of, or other investors in, the Company. Accordingly, the September 2025 Purchase Agreement is included with this filing only to provide investors with information regarding the terms of the transaction, and not to provide investors with any other factual information regarding the Company. Moreover, information concerning the subject matter of the representations and warranties may change after the date of the September 2025 Purchase Agreement, which subsequent information may or may not be fully reflected in public disclosures.

As compensation to H.C. Wainwright & Co., LLC, as exclusive placement agent (the “Placement Agent”) as amended on each of April 8, 2025, May 6, 2025 and September 29, 2025, the Company agreed to pay the Placement Agent an aggregate cash fee equal to 7.5% of the gross proceeds from the sale of securities in the October 2025 Offering or $187,500 and a management fee equal to 1.0% of the gross proceeds raised in the October 2025 Offering or $25,000. The Company also agreed to issue the Placement Agent (or its designees) warrants (the “October 2025 Placement Agent Warrants”) to purchase up to 7.5% of the aggregate number of October 2025 Shares sold in the October 2025 Offering, or warrants to purchase up to 214,285 shares of Common Stock, at an exercise price equal to 125% of the offering price per Share, or $1.0938 per share. The October 2025 Placement Agent Warrants are exercisable immediately upon issuance for a period of five years following the commencement of the sales pursuant to the October 2025 Offering. In addition, the Company agreed to reimburse the Placement Agent $25,000 for non-accountable expenses, $50,000 for legal expenses and other out-of-pocket expenses and $15,950 for clearing fees. These fees and expenses were considered as offering costs directly related to the October 2025 Offering and were recorded as a reduction to additional paid-in capital.

Pursuant to the terms of the September 2025 Purchase Agreement and subject to certain exceptions as set forth in the September 2025 Purchase Agreement, from the date of the September 2025 Purchase Agreement until thirty (30) days after the Closing Date, neither the Company nor any Subsidiary shall issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or Common Stock Equivalents (as defined in the September 2025 Purchase Agreement). In addition, until one (1) year after the Closing Date, the Company is prohibited from entering into a Variable Rate Transaction (as defined in the September 2025 Purchase Agreement), subject to certain limited exceptions.

The Company agreed to file a registration statement on Form S-1 providing for the resale of the October 2025 Warrant Shares (the “Resale Registration Statement”) within 15 calendar days of the date of the September 2025 Purchase Agreement (the “Filing Date”), and to use commercially reasonable efforts to cause the Resale Registration Statement to be declared effective by the SEC within 75 calendar days following the date of the Filing Date and to keep the Resale Registration Statement effective at all times until the Holders no longer own any October 2025 Warrants or October 2025 Warrant Shares. This registration statement on Form S-1 was filed with the SEC on October 29. 2025 and declared effective on November 26, 2025.

Asset Purchase

On July 29, 2025, the Company entered into an asset purchase agreement (the “Agreement”) with MAVS Holdings LLC (the “Seller”). Pursuant to the Agreement, the Seller agreed to sell, and the Company agreed to purchase, certain software of the web-based application currently marketed as “r2crypto.com” and the domain names socialscan.info, coinfeel.net, and r2crypto.com (the “Purchased Assets”).

In consideration for the Purchased Assets, the Company issued to the Seller 750,000 shares of its common stock, which were valued at $518,225 or $0.69 per share, based on the quoted closing stock price on July 29, 2025. The issuance was recorded as an increase to common stock and additional paid-in capital within stockholders’ equity. Due to the nature of the Purchased Assets and the lack of an established alternative future use, the fair value of the common stock issued was recorded as research and development expense of $518,225 during the year ended December 31, 2025.

The Agreement contains certain representations, warranties and covenants of the parties that are customary for agreements of its type. In addition, the Seller agreed to indemnify the Company for any misrepresentation or breach under the Agreement, infringement of any third-party right by any portion of the software and any acts of gross negligence, fraud or intentional misconduct by the Seller.

Stock Repurchase Plan

On January 26, 2023, the Company’s Board of Directors authorized a stock repurchase plan to repurchase up to $1 million of the Company’s issued and outstanding common stock, from time to time, with such plan to be in place until December 31, 2023. On January 9, 2024, the Board of Directors of the Company approved an extension of the previously announced stock repurchase program authorizing the purchase of up to $1 million of the Company’s common stock until March 31, 2024 and on April 4, 2024, the Stock Repurchase Plan was extended to April 30, 2024. During the year ended December 31, 2023, the Company purchased 252,855 shares of common stock for a cost of $471,121. During the year ended December 31, 2024, the Company purchased 102,855 shares of common stock for a cost of $173,113. In aggregate, during the years ended December 31, 2024 and 2023, the Company repurchased a total of 355,710 shares of its common stock for a total cost of $644,234 pursuant to its Stock Repurchase Program. During the year ended December 31, 2024, 355,710 treasury shares with a cost of $644,234 were cancelled. As of December 31, 2025 and 2024, there were no treasury shares outstanding.

Stock Options

On January 18, 2021, the Company’s board of directors (“Board”) approved the Silo Pharma, Inc. 2020 Omnibus Equity Incentive Plan (the “2020 Plan”) to incentivize employees, officers, directors and consultants of the Company and its affiliates. 170,000 shares of common stock are reserved and available for issuance under the 2020 Plan, provided that certain exempt awards (as defined in the 2020 Plan), shall not count against such share limit. The 2020 Plan provides for the grant, from time to time, at the discretion of the Board or a committee thereof, of cash, stock options, including incentive stock options and nonqualified stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation units and other stock or cash-based awards. The 2020 Plan shall terminate on the tenth anniversary of the date of adoption by the Board. Subject to certain restrictions, the Board may amend or terminate the Plan at any time and for any reason. An amendment of the 2020 Plan shall be subject to the approval of the Company’s stockholders only to the extent required by applicable laws, rules or regulations. On March 10, 2021, the 2020 Plan was approved by the stockholders. On September 15, 2023, our Board of Directors adopted the Silo Pharma, Inc. Amended and Restated 2020 Omnibus Equity Incentive Plan which was approved by the Company’s stockholders on December 4, 2023. The Amended and Restated Omnibus Equity Incentive Plan (i) increases the number of shares of common stock that may be issued under such plan by 300,000 shares to 470,000 shares and (ii) includes claw back provisions to comply with recent developments of applicable law. At the Annual Meeting on October 24, 2025, the shareholders of the Company approved an amendment to the Silo Pharma Inc. Amended and Restated 2020 Omnibus Equity Incentive Plan (the “Plan Amendment’) to increase the number of shares of common stock reserved for issuance thereunder to 1,400,000 shares from 470,000 shares. The amendment also added an automatic annual increase provision, effective January 1, 2026, equal to the lesser of 5% of the outstanding shares of Common Stock on the first day of the fiscal year or a number determined by the Board. On January 1, 2026, pursuant to the 5% evergreen provision described above, the amount of shares available under the Amended and Restated 202 Plan increased by 665,913 shares to 2,065,913 shares.

On May 22, 2025, and effective May 23, 2025, the Board granted an aggregate of 400,000 incentive stock options under the 2020 Plan, to executive officers and board members, exercisable at the fair market value of the Company’s common stock on the date of grant or $0.429 per share with a five-year term and vest on the first anniversary date of the grant date. These options were valued at $167,566 on the grant date using a Black Scholes option pricing model with the following assumptions: risk-free interest rate of 3.96%, expected term of 3 years using the simplified method since the Company lacks sufficient, credible historical data to accurately model employee exercise behavior, and expected volatility of 259.34% based on historical volatility.

On August 4, 2025, the Board approved the establishment of a cryptocurrency advisory board (the “Crypto Advisory Board”) which will initially consists of up to three (3) members in connection with the Company’s cryptocurrency treasury strategy. On August 4, 2025, the Board appointed Corwin Yu as the initial member of the Crypto Advisory Board. In connection with this initiative, on August 4, 2025, the Company entered into an advisory agreement with Corwin Yu, pursuant to which Mr. Yu will serve on the Crypto Advisory Board. In consideration of Mr. Yu’s services, the Company granted him options to purchase 45,000 shares of its common stock at an exercise price of $0.7757 under its 2020 Plan, which options have a 10-year term and will vest in 12 equal monthly installments. These options were valued at $34,424 on the grant date using a Black Scholes option pricing model with the following assumptions: risk-free interest rate of 3.75%, expected term of 5.5 years using the simplified method since the Company lacks sufficient, credible historical data to accurately model employee exercise behavior, and expected volatility of 206.76% based on historical volatility.

On December 4, 2025, the Board granted additional option to purchase 55,000 shares of common stock to Corwin Yu at an exercise price of $0.4515 per share under the 2020 Plan. These additional options have a 10-year term and vest in 12 equal monthly installments over a one-year period. These options were valued at $24,487 on the grant date using a Black Scholes option pricing model with the following assumptions: risk-free interest rate of 3.68%, expected term of 5.5 years using the simplified method since the Company lacks sufficient, credible historical data to accurately model employee exercise behavior, and expected volatility of 206.60% based on historical volatility

During the years ended December 31, 2025 and 2024, the Company amortized $117,021 and $0 of stock-based compensation which was recorded as compensation expense in the accompanying consolidated statement of operations and comprehensive loss, respectively. As of December 31, 2025 and 2024, unamortized stock-based compensation expense related to unvested stock options had a balance of $109,456 and $0, respectively. As of December 31, 2025, the unamortized stock-based compensation expense is expected to be recognized over a weighted average period of 0.54 years.

Stock option activities for the years ended December 31, 2025 and 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	28,850	$7.28	5.31	$8,610
Expired	(6,000)	0.005	-	-
Balance Outstanding, December 31, 2024	22,850	9.19	5.56	-
Granted	500,000	0.46	-	-
Balance Outstanding, December 31, 2025	522,850	$0.84	5.43	$-
Exercisable, December 31, 2025	46,183	$4.91	7.14	$-

Stock Warrants

As discussed above under sale of June 2024 Shares and June 2024 Warrants, on June 4, 2024, the Company issued Pre-Funded Warrants to purchase up to 34,037 shares of Common Stock of the Company, having an exercise price of $0.0001 per share, and a purchase price of $2.1799 per Pre-Funded Warrant. The Pre-Funded Warrants were exercisable immediately. The June 2024 Investors immediately exercised the 34,037 Pre-Funded Warrants and the June 2024 Investors received 34,037 shares of Common Stock for cash proceeds of $3.

On June 4, 2024, concurrently with the sale of Common Stock and/or the Pre-Funded Warrants, pursuant to the June 2024 Purchase Agreement in a private placement as discussed above, the Company issued the June 2024 Common Warrants to purchase 917,432 shares of Common Stock to the June 2024 Investors. The June 2024 Common Warrants have an exercise price of $2.06 per share and are exercisable immediately upon issuance for a five-year period. Additionally, the Placement Agent received the June 2024 Placement Agent Warrant to purchase up to 68,807 shares of Common Stock, at an exercise price equal to 125.0% of the offering price per share of Common Stock, which equals to $2.725 per share. The June 2024 Placement Agent Warrants are exercisable immediately upon issuance for a period of five years.

On July 18, 2024, concurrently with the sale of July 2024 Shares, pursuant to the July 2024 Purchase Agreement in a private placement as discussed above, the Company issued the July 2024 Common Warrants to purchase 763,638 shares of Common Stock to the July 2024 Investors. The July 2024 Common Warrants have an exercise price of $2.75 per share and are exercisable immediately upon issuance for a five-year period. Additionally, the Placement Agent received the July 2024 Placement Agent Warrants to purchase up to 57,275 shares of Common Stock, at an exercise price equal to 125.0% of the offering price per share of Common Stock, which equals to $3.4375 per share. The July 2024 Placement Agent Warrants are exercisable immediately upon issuance for a period of five years.

As discussed above under sale of May 2025 Shares and May 2025 Warrants, on May 16, 2025, the Company issued Pre-Funded Warrants to purchase up to 610,002 shares of Common Stock of the Company, having an exercise price of $0.0001 per share, and a purchase price of $0.5999 per Pre-Funded Warrant. The Pre-Funded Warrants were exercisable immediately. On May 19, 2025, the May 2025 Investors immediately exercised the 610,002 Pre-Funded Warrants and the May 2025 Investors received 610,002 shares of Common Stock for cash proceeds of $61.

On May 16, 2025, concurrently with the sale of Common Stock and/or the Pre-Funded Warrants, pursuant to the May 2025 Purchase Agreement, the Company issued the Series A-1 Warrants to purchase 3,333,338 shares of Common Stock and Series A-2 Warrants to purchase 3,333,338 shares of Common Stock to the May 2025 Investors. The May 2025 Warrants have an exercise price of $0.60 per share and are exercisable immediately upon issuance, with the Series A-1 Warrants having a five-year term and the Series A-2 Warrants having an eighteen-month term. On June 6, 2025, certain of the May 2025 Investors exercised the 833,334 Series A-2 Warrants and the May 2025 Investors received 833,334 shares of Common Stock for cash proceeds of $500,000. During August and September 2025, certain of the May 2025 Investors exercised the 916,668 Series A-1 Warrants and 143,334 Series A-2 Warrants and the May 2025 Investors received a total of 1,060,002 shares of Common Stock for net cash proceeds of $634,922. Additionally, the Placement Agent received the May 2025 Placement Agent Warrant to purchase up to 250,000 shares of Common Stock, at an exercise price equal to 125.0% of the offering price per share of Common Stock, which equals $0.75 per share. The May 2025 Placement Agent Warrants are exercisable immediately upon issuance for a period of five years. The Series A-1 Warrants and Series A-2 Warrants have subsequent rights and anti-dilutive provisions.

As discussed above under the sale of October 2025 Shares and October 2025 Warrants, on September 29, 2025, the Company entered into the September 2025 Purchase Agreement with certain institutional investors to sell 2,857,143 shares of Common Stock at a purchase price of $0.875 per share. The closing of the October 2025 Offering took place on October 1, 2025, resulting in aggregate gross proceeds of $2,500,000 and net proceeds of $2,146,000, after deducting placement agent fees and other offering costs.

Concurrently with the sale of the October 2025 Shares, the Company issued the unregistered October 2025 Warrants to purchase 2,857,143 shares of Common Stock to the investors. The October 2025 Warrants have an exercise price of $0.75 per share and are exercisable immediately upon issuance, with a term expiring five years from the effective date of the resale registration statement. Additionally, the Placement Agent received the October 2025 Placement Agent Warrants to purchase up to 214,285 shares of Common Stock, at an exercise price equal to 125.0% of the offering price per share, which equals $1.0938 per share. The October 2025 Placement Agent Warrants are exercisable immediately upon issuance for a period of five years. The October 2025 Warrants have subsequent rights and anti-dilutive provisions.

On December 12, 2025, an investor that participated in the Company’s February 2021 financing provided the Company with notice of the irrevocable abandonment and surrender of warrants to purchase 66,667 shares of common stock. These warrants were originally issued on February 12, 2021, and following a 1-for-50 reverse stock split, the number of shares and exercise price were adjusted from 3,333,332 shares and $0.30 per share to 66,667 shares and $15.00 per share, respectively. The warrants were surrendered for no consideration and were scheduled to expire on February 12, 2026. The abandonment resulted in a reduction of outstanding warrants and had no effect on the Company’s consolidated financial statements.

Warrant activities for the years ended December 31, 2025 and 2024 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	404,580	$14.05	2.3	$-
Granted	1,841,187	2.38	-	-
Exercised	(34,037)	0.0001	-	-
Balance Outstanding, December 31, 2024	2,211,730	4.55	3.9	-
Granted	10,598,106	0.62	-	-
Cancelled	(66,667)	15.00	-	-
Exercised	(2,503,338)	0.45	-	-
Balance Outstanding, December 31, 2025	10,239,831	$1.41	3.4	$-
Exercisable, December 31, 2025	10,239,831	$1.41	3.4	$-